Parent Company Financial Data - Condensed Statements of Income (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Other income	$ 344	$ 810	$ 595
Interest expense	(3,565)	(1,882)	(1,277)	$ (1,310)	$ (1,733)
Other operating expense	(1,869)	(1,917)	(2,009)
Income tax benefit	(771)	(579)	(1,809)	(895)	(806)
Net income	3,087	2,477	1,611	2,211	2,007
Consolidated net income	3,087	2,477	1,611	2,211	2,007
Less: Net income attributable to noncontrolling interest	(564)	(570)	(592)	(593)	(592)
Net income available to common shareholders	$ 2,523	$ 1,907	$ 1,019	$ 1,618	$ 1,415
Net income per common share
Basic	$ 0.35	$ 0.26	$ 0.14	$ 0.21	$ 0.19
Diluted	$ 0.35	$ 0.26	$ 0.14	$ 0.21	$ 0.19
Weighted average common shares outstanding
Basic	7,199,262	7,229,333	7,427,036	7,531,360	7,634,024
Diluted	7,199,262	7,229,333	7,427,804	7,531,470	7,634,024
Number of Common Shares Issued [Member]
Condensed Income Statements, Captions [Line Items]
Equity in undistributed earnings (loss) of subsidiaries	$ 1,206	$ 2,026	$ 745
Dividends received from subsidiaries	2,750	1,150	1,500
Interest income	15	17	6
Other income	41	80	93
Interest expense	(577)	(571)	(564)
Other operating expense	(578)	(410)	(436)
Income tax benefit	230	185	267
Net income	3,087	2,477	1,611
Consolidated net income	3,087	2,477	1,611
Less: Net income attributable to noncontrolling interest	(564)	(570)	(592)
Net income attributable to Uwharrie Capital Corp	2,523	1,907	1,019
Net income available to common shareholders	$ 2,523	$ 1,907	$ 1,019
Net income per common share
Basic	$ 0.36	$ 0.26	$ 0.14
Diluted	$ 0.36	$ 0.26	$ 0.14
Weighted average common shares outstanding
Basic	7,066,880	7,229,333	7,427,036
Diluted	7,066,880	7,229,333	7,427,804